Loans and borrowings (Details 1)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Pre-Shipment Credit borrowings INR [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR	INR
Borrowings, interest rate basis	[2]	3 Month T-bill + 35 bps to 60 bps	3 Month T-bill + 5 bps
Packing credit borrowings INR one [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR
Borrowings, interest rate basis	[2]	1 Month T-bill + 35 bps
Packing Credit Borrowings USD [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency		U.S
Borrowings, interest rate basis	[2]	6 Month SOFR + 10 bps to 65 bps
Workings Capital Borrowings RUB [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	RUB	RUB
Borrowings, interest rate basis	[2]	Key rate + 470 bps to 590 bps	Key rate + 253 bps to 276 bps
Working Capital Borrowings MXN [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	MXN	MXN
Borrowings, interest rate basis	[2]	TIIE + 1.35%	TIIE + 1.35%
Workings Capital Borrowingss INR
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	INR	INR
Borrowings, interest rate basis	[2]		3 Month T-bill + 10 bps
Borrowings, interest rate	[2]	7.50%
Workings Capital Borrowings BRL [Member]
Disclosure Interest Rate of Short Term Borrowings [Line Items]
Borrowings, original currency	[1]	BRL	EUR
Borrowings, interest rate basis	[2]	CDI+1.55%
Borrowings, interest rate	[2]		4.44%

[1]	BRL” means Brazilian reals, “EUR” means Euro, “INR” means Indian rupees, “MXN” means Mexican pesos, “RUB” means Russian rubles and “U.S.$” means U.S. dollars.
[2]	“CDI” means Brazilian interbank deposit rate (Certificado de Depósito Interbancário), “Key rate” means the key interest rate published by the Central Bank of Russia, “SOFR” means Secured Overnight Financing Rate, “T-bill” means India Treasury bill interest rate and “TIIE” means the Equilibrium Inter-banking Interest Rate (Tasa de Interés Interbancaria de Equilibrio).